Employee Stock-based Compensation and Benefit Plans - Schedule of Total Stock-based Compensation Recognized by Income Statement Classification (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 152,739	$ 128,262	$ 153,942
Cost of Services and Maintenance Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	2,179	1,924	1,890
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	38,578	38,910	49,026
Sales, Marketing and Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	48,514	45,041	57,550
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 63,468	$ 42,387	$ 45,476